12. RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
Related Party Transactions And Balances
Note 13 - RELATED PARTY TRANSACTIONS AND BALANCES

All related party transactions are recorded at the exchange amount which is the amount agreed to by the Company and the related party.

(a) Key management personnel

The Company has identified its directors and certain senior officers as its key management personnel. The compensation costs for key management personnel for the years ended December 31, were as follows:

	2017	2016	2015
Salaries, benefits, and consulting fees	$860,280	$1,276,684	$1,329,864
Share-based payments	1,717,592	890,669	-
	$2,577,872	$2,167,353	$1,329,864

(b) Amounts due to/from related parties

In the normal course of operations the Company transacts with companies related to Avino’s directors or officers. All amounts payable and receivable are non-interest bearing, unsecured and due on demand. Advances to Oniva International Services Corp. of $232,076 (December 31, 2016 - $110,905, January 1, 2016 - $102,765) for expenditures to be incurred on behalf of the Company are included in prepaid expenses and other assets on the consolidated statements of financial position as at December 31, 2017. The following table summarizes the amounts due to related parties:

	December 31,	December 31,	January 1,
	2017	2016	2016
Oniva International Services Corp.	$139,047	$126,819	$118,703
Directors	41,660	44,919	34,495
Jasman Yee & Associates, Inc.	5,856	4,195	4,188
Intermark Capital Corp.	-	19,550	-
Wear Wolfin Designs Ltd.	-	3,910	-
	$186,563	$199,393	$157,386

(c) Other related party transactions

The Company has a cost sharing agreement with Oniva International Services Corp. (“Oniva”) for office and administration services. Pursuant to the cost sharing agreement, the Company will reimburse Oniva for the Company’s percentage of overhead and corporate expenses and for out-of-pocket expenses incurred on behalf of the Company. The cost sharing agreement may be terminated with one-month notice by either party without penalty.

The transactions with Oniva during the years ended December 31, are summarized below:

	2017	2016	2015
Salaries and benefits	$450,382	$296,798	$242,134
Office and miscellaneous	566,664	506,534	392,687
Exploration and evaluation assets	351,545	248,304	243,236
	$1,368,591	$1,051,636	$878,057

For services provided to the Company as President and Chief Executive Officer, the Company pays Intermark Capital Corporation (“ICC”), a company controlled by David Wolfin. For the years ended December 31, 2017, 2016, and 2015, the Company paid $231,018, $503,741, and $620,366, respectively, to ICC.

The Company pays Jasman Yee & Associates, Inc. (“JYAI”) for operational, managerial, metallurgical, engineering and consulting services related to the Company’s activities. JYAI’s managing director is a director of the Company. For the years ended December 31, 2017, 2016, and 2015, the Company paid $80,163, $140,145, and $163,178, respectively, to JYAI.

The Company pays Wear Wolfin Designs Ltd. (“WWD”), a company whose director is the brother-in-law of David Wolfin, for financial consulting services related to ongoing consultation with stakeholders and license holders. For the years ended December 31, 2017, 2016, and 2015, the Company paid $23,102, $22,638, and $23,463, respectively, to WWD.